Cash and Cash Equivalents - Market Interest Rates of Time Deposits and Repurchase Agreements (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Time deposits | Bottom of range
Cash and Cash Equivalents [Line Items]
Market interest rate (as a percent)	0.05%	0.18%
Time deposits | Top of range
Cash and Cash Equivalents [Line Items]
Market interest rate (as a percent)	2.30%	0.35%
Repurchase agreements collateralized by bonds
Cash and Cash Equivalents [Line Items]
Market interest rate (as a percent)	0.17%
Repurchase agreements collateralized by bonds | Bottom of range
Cash and Cash Equivalents [Line Items]
Market interest rate (as a percent)		0.22%
Repurchase agreements collateralized by bonds | Top of range
Cash and Cash Equivalents [Line Items]
Market interest rate (as a percent)		0.24%